SHORT-TERM INVESTMENTS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	$ 16,238,410	102,202,930	136,097,898	102,200,467